Organization, operations and basis of presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of preparation, presentation and measurement

Basis of preparation, presentation and measurement

Our Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Certain information and disclosures normally included in financial statements prepared in accordance GAAP have been condensed or omitted. Accordingly, these unaudited interim Condensed Consolidated Financial Statements should be read in conjunction with the Company’s Consolidated Financial Statements as of and for the year ending December 31, 2016, included in our Form 8-K filed on March 14, 2017.

In our opinion, the unaudited interim Condensed Consolidated Financial Statements have been prepared on the same basis as the annual Consolidated Financial Statements and include all adjustments, consisting of only normal recurring adjustments, necessary for fair presentation.

The results of operations for the three months ended March 31, 2017 are not necessarily indicative of the results of operations to be expected for the full year ending December 31, 2017. All dollar amounts (other than per share amounts) in the following discussion are in thousands of United States dollars, unless otherwise indicated.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC, and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position at December 31, 2016, and the results of operations and cash flows for the period presented. The Company’s reporting and functional currency is the United States Dollar.

Impact of recently issued accounting standards

Future Accounting Standards

In March 2017, the FASB issued ASU No. 2017-07 (“ASU 2017-07”), Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Net periodic benefit cost is currently reported as an employee cost within operating income. ASU 2017-07 requires bifurcation of net benefit cost resulting in the service cost component being presented with other employee compensation costs in operating income. The other components will be reported separately outside of operations, and will not be eligible for capitalization. The ASU is effective for annual periods beginning after December 15, 2017, including interim periods therein. We do not expect the implementation of ASU 2017-07 to have a material impact on our financial statements. All non-service cost components of our net periodic benefit cost will be presented within the Condensed Consolidated Statements of Operations and Comprehensive Income as other expense, net instead of direct expense with no impact to overall net income.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Going Concern

Going Concern

As of December 31, 2016, the Company had no assets (including cash) and liabilities totaling $670,022 related to amounts due to professionals, consultants, advisors and others working on the incorporation of the Company. Such costs are included in accumulated deficit in the accompanying Consolidated Balance Sheet. Expenses, losses and the accumulated deficit will continue to grow as the Company incurs expenses in connection with effecting a business combination under the Business Combination Agreement (“Business Combination”).

The Company was formed for the purpose of effecting a Business Combination. The Company’s ability to continue as a going concern is dependent upon its ability to obtain additional funds or consummate a Business Combination, which is dependent, in part, on the Company’s ability to obtain approval from the holders of Pace ordinary shares.

On March 1, 2017, Pace held a shareholders’ meeting where the Pace shareholders voted to approve the Business Combination. The Business Combination closed on March 10, 2017. As such, the going concern uncertainty was alleviated.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and the account of the Company’s wholly-owned subsidiary. All intercompany balances and transactions have been eliminated upon consolidation.

Financial Instruments

Financial Instruments

The fair values of the Company’s assets and liabilities which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximate the carrying amounts represented in the consolidated financial statements.

Net Loss per Ordinary Share

Net Loss per Ordinary Share

Net loss per ordinary share is computed by dividing net loss attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the period, plus, to the extent dilutive, the incremental number of ordinary shares to settle warrants, as calculated using the treasury stock method. At December 31, 2016, the Company had no outstanding warrants. As a result, diluted net loss per ordinary share is equal to basic net loss per ordinary share.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2016. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Certain costs relating to the incorporation of the Company are deductible for income tax purposes in the Netherlands, and resulted in the generation of a deferred tax asset of $167,505 that was fully offset by a valuation allowance. An effective tax rate of 25% was utilized to compute the deferred tax asset.